Investment Securities - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 25,000	$ 2,000	$ 200	$ 1,839,000	$ 938,000
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	(27,000)	20	200	512,000	21,000
Dividend income	$ 1,000	$ 9,000	$ 21,000	$ 46,000	$ 101,000